Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of earnings per share

Amounts in US$ ‘000 except for shares	2024	2023	2022
Numerator: Profit for the year	96,379	111,068	224,435
Denominator: Weighted average number of shares used in basic EPS	52,487,688	56,836,682	59,330,421
Earnings per share (US$) – basic	1.84	1.95	3.78

Amounts in US$ ‘000 except for shares	2024	2023	2022
Weighted average number of shares used in basic EPS	52,487,688	56,836,682	59,330,421
Effect of dilutive potential common shares
Stock awards at US$ 0.001	651,320	359,587	552,466
Weighted average number of common shares for the purposes of diluted earnings per shares	53,139,008	57,196,269	59,882,887
Earnings per share (US$) – diluted	1.81	1.94	3.75